Consolidated Balance Sheets - USD ($)	Mar. 31, 2026		Dec. 31, 2025		Dec. 31, 2024
ASSETS
Land	$ 13,789,653		$ 16,390,250		$ 15,983,323
Buildings and improvements	82,684,544		101,878,107		102,862,977
Tenant improvements	11,435,230		17,645,103		16,488,066
Lease intangibles	1,400,602		3,467,798		3,776,654
Real estate assets and lease intangibles held for investment, cost	109,310,029		139,381,258		139,111,020
Accumulated depreciation and amortization	(26,266,550)		(37,536,809)		(33,700,262)
Real estate assets and lease intangibles held for investment, net	83,043,479		101,844,449		105,410,758
Real estate assets held for sale, net	17,451,127		6,805,255		22,185,742
Real estate assets, net	100,494,606		108,649,704		127,596,500
Other assets:
Cash, cash equivalents and restricted cash	5,171,903		7,422,359		8,036,496
Deferred leasing costs, net	1,230,452		1,340,853		1,666,135
Goodwill	1,317,000		1,317,000		1,389,000
Investment in Conduit Pharmaceuticals marketable securities (see Notes 2 & 9)	5,885		3,900		206,177
Deferred tax asset	223,388		223,388		298,645
Other assets, net (see Note 6)	2,803,541		3,095,670		3,376,697
Total other assets	10,752,169		13,403,170		14,973,150
TOTAL ASSETS	111,246,775	[1]	122,052,874	[1],[2]	142,569,650	[2]
Liabilities:
Mortgage notes payable, net	64,160,535		81,936,586		80,977,448
Mortgage notes payable related to properties held for sale, net	17,473,032		10,137,781		21,116,646
Mortgage notes payable, total net	81,633,567		92,074,367		102,094,094
Accounts payable and accrued liabilities	3,044,512		3,302,187		3,290,170
Accrued real estate taxes	1,378,644		1,785,029		1,972,477
Dividends payable			190,220		194,784
Lease liability, net	33,756		40,108		64,345
Below-market leases, net	2,073		3,316		8,625
Total liabilities	86,092,552		97,395,227		107,624,495
Commitments and contingencies (see Note 10)
Equity:
Additional paid-in capital	186,954,022		186,762,388		185,770,842
Dividends and accumulated losses	(169,504,393)		(169,945,302)		(159,374,010)
Total stockholders’ equity before noncontrolling interest	17,472,508		16,839,965		26,535,146
Noncontrolling interest	7,681,715		7,817,682		8,410,009
Total equity	25,154,223		24,657,647		34,945,155
TOTAL LIABILITIES AND EQUITY	111,246,775		122,052,874		142,569,650
Series D Preferred Stock [Member]
Equity:
Preferred Stock, value	9,737		9,737		9,971
Series A Preferred Stock [Member]
Equity:
Common Stock, value	$ 13,142		$ 13,142		$ 128,343

[1]	As of March 31, 2026 and December 31, 2025, includes approximately $7.4 million and $8.6 million, respectively, of assets related to consolidated variable interest entities that can be used only to settle obligations of the consolidated variable interest entities.
[2]	As of December 31, 2025 and 2024, includes approximately $8.6 million and $11.4 million, respectively, of assets related to consolidated variable interest entities that can be used only to settle obligations of the consolidated variable interest entities.